1
Gabelli Gold Fund, Inc.
Schedule of Investments — March 31, 2026 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.8%
Metals and Mining  — 99.8%
Asia/Pacific Rim  — 16.8%
267,117 Anglogold Ashanti plc ............................... $ 26,006,511
3,500,000 Bellevue Gold Ltd.† .................................. 3,598,089
1,630,000 Evolution Mining Ltd. ............................... 14,192,685
1,100,000 Genesis Minerals Ltd.† ............................. 4,470,186
2,406,586 Northern Star Resources Ltd. .................... 33,806,233
2,150,000 Pantoro Gold Ltd.† ................................... 4,924,863
3,195,000 Perseus Mining Ltd., Australia .................. 11,352,610
3,900,000 Ramelius Resources Ltd. .......................... 9,875,254
1,954,167 Tolu Minerals Ltd.† ................................... 2,096,572
471,042 Westgold Resources Ltd., Australia ........... 1,914,223
4,997,520 Westgold Resources Ltd., Toronto ............ 20,872,397
133,109,623
Europe  — 6.9%
583,960 Endeavour Mining plc ............................... 35,014,092
205,000 Fresnillo plc ............................................. 8,965,008
1,325,000 Hochschild Mining plc .............................. 10,470,007
54,449,107
North America  — 74.5%
22,204 Agnico Eagle Mines Ltd., New York ........... 4,506,968
235,859 Agnico Eagle Mines Ltd., Toronto .............. 47,875,427
2,675 Alamos Gold Inc., New York, Cl. A ............. 118,850
775,250 Alamos Gold Inc., Toronto, Cl. A ............... 34,490,851
3,820,000 Americas Gold & Silver Corp.† .................. 19,936,166
915,000 Aris Mining Corp.† ................................... 16,989,756
850,000 Artemis Gold Inc.† ................................... 23,066,279
500,000 Asante Gold Corp.† .................................. 413,342
600,000 Aya Gold & Silver Inc.† ............................. 9,152,469
425,275 Barrick Mining Corp. ................................ 17,346,967
400,000 Collective Mining Ltd.† ............................. 7,024,657
126,479 Contango Silver & Gold Inc.† .................... 2,371,481
3,350,000 Discovery Silver Corp.† ............................ 21,529,006
600,000 DPM Metals Inc. ....................................... 21,125,728
625,000 Eldorado Gold Corp. ................................. 21,456,250
1,100,000 Equinox Gold Corp. .................................. 15,906,000
552,500 Equinox Gold Corp., Toronto ..................... 7,979,099
6,500,000 Falco Resources Ltd.† .............................. 1,658,759
31,700 Franco-Nevada Corp. ................................ 7,849,231
728,125 G Mining Ventures Corp.† ......................... 25,553,204
1,250,000 IAMGOLD Corp.† ..................................... 23,525,000
1,235,000 K92 Mining Inc.† ...................................... 20,960,643
1,135,000 Kinross Gold Corp. ................................... 34,640,200
79,000 Lundin Gold Inc. ....................................... 6,037,301
1,525,000 Montage Gold Corp.† ............................... 17,353,713
623,748 Newmont Corp. ........................................ 67,520,721
516,666 OceanaGold Corp. .................................... 16,289,965
1,075,000 Orla Mining Ltd. ....................................... 17,339,750
25,000 Orla Mining Ltd., Toronto .......................... 402,020
850,000 Osisko Development Corp.† ...................... 2,755,733
Shares
Market
Value
400,000 Osisko Development Corp., Toronto† ........ $ 1,300,000
345,000 Pan American Silver Corp. ........................ 18,847,350
74,625 Royal Gold Inc. ......................................... 18,991,316
475,000 Snowline Gold Corp.† ............................... 4,739,415
150,000 Southern Cross Gold Consolidated Ltd.† ... 954,281
1,750,000 Thesis Gold & Silver Inc.† ........................ 3,899,792
6,750,000 Troilus Mining Corp.† ............................... 7,375,458
1,800,000 Western Copper & Gold Corp.† ................. 4,567,608
135,000 Wheaton Precious Metals Corp. ................ 17,686,350
591,537,106
South Africa  — 1.2%
220,000 Gold Fields Ltd., ADR ............................... 9,988,000
TOTAL COMMON STOCKS .................. 789,083,836
WARRANTS  — 0.0%
Metals and Mining  — 0.0%
North America  — 0.0%
15,000 Contango ORE Inc., expire 05/09/26† ........ 912
24,999 Osisko Development Corp., expire
03/02/27† ............................................. 233
TOTAL WARRANTS .......................... 1,145
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.2%
$ 1,575,000 U.S. Treasury Bills,
3.644% to 3.648%††,
06/18/26 to 06/25/26 ............................ 1,561,831
TOTAL INVESTMENTS — 100.0%
(Cost $271,773,154) ............................. $ 790,646,812
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt